Property and equipment, net (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property and equipment, net [Line Items]
Gross carrying amount	¥ 1,939,476		¥ 1,535,126
Less: accumulated depreciation	(643,157)		(518,128)
Property and equipment, net	1,296,319	$ 188,542	1,016,998
Buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	857,020		731,640
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	679,735		588,589
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount	22,913		18,651
Decoration of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	103,305		100,711
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	26,439		24,102
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount	38,407		27,330
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount	¥ 211,657		¥ 44,103